Earnings per share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Earnings per share [abstract]
Profit attributable to ordinary equity holders of the parent	£ 2,475	£ 3,752	[1]
Basic weighted average number of shares in issue (in shares)	16,684	17,140
Number of potential ordinary shares (in shares)	428	467
Diluted weighted average number of shares (in shares)	17,112	17,607
Basic earnings per ordinary share (in GBP per share)	£ 0.148	£ 0.219	[1]
Diluted earnings per ordinary share (in GBP per share)	£ 0.145	£ 0.213	[1]

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.